Common Shares Reserved For Future Issuance (Detail) (Abhd Shares [Member])	12 Months Ended
Dec. 31, 2012
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock	6,563,943
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
Common Stock, Capital Shares Reserved for Future Issuance	27,366,868